UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1.	Reports to Stockholders

Fidelity® Clean Energy ETF
Fidelity® Cloud Computing ETF
Fidelity® Digital Health ETF
Fidelity® Electric Vehicles and Future Transportation ETF
Semi-Annual Report
December 31, 2021

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2021 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Annual Report

Fidelity® Clean Energy ETF
Investment Summary (Unaudited)
Top Ten Stocks as of December 31, 2021
% of fund's net assets
Vestas Wind Systems A/S	4.4
Orsted AS	4.2
Enphase Energy, Inc.	3.6
China Longyuan Power Group Corp. Ltd.	3.1
Verbund AG	3.0
Plug Power, Inc.	3.0
Northland Power, Inc.	2.8
Xinyi Solar Holdings Ltd.	2.7
First Solar, Inc.	2.7
EDP Renovaveis S.A.	2.6
32.1

Top Market Sectors as of December 31, 2021
% of fund's net assets
Utilities	54.2
Industrials	27.7
Information Technology	18.1

Asset Allocation as of December 31, 2021
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 73.1%
Annual Report	4

Fidelity® Cloud Computing ETF
Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2021
% of fund's net assets
SAP SE	4.4
Salesforce.com, Inc.	4.3
Shopify, Inc. Class A	4.0
ServiceNow, Inc.	4.0
Equinix, Inc.	3.4
Snowflake, Inc. Class A	3.2
Digital Realty Trust, Inc.	3.0
Atlassian Corp. PLC Class A	2.9
Workday, Inc. Class A	2.9
Datadog, Inc. Class A	2.8
34.9

Top Market Sectors as of December 31, 2021
% of fund's net assets
Information Technology	91.9
Real Estate	8.1

Asset Allocation as of December 31, 2021
Percentages shown as 0.0% may reflect amounts less than 0.05%.
* Foreign investments – 22.5%
5	Annual Report

Fidelity® Digital Health ETF
Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2021
% of fund's net assets
Intuitive Surgical, Inc.	4.9
Cerner Corp.	4.3
DexCom, Inc.	4.3
ResMed, Inc.	4.1
Veeva Systems, Inc. Class A	3.9
Sonova Holding AG	3.5
Nuance Communications, Inc.	3.0
Insulet Corp.	3.0
Teladoc Health, Inc.	2.9
Tandem Diabetes Care, Inc.	2.9
36.8

Top Market Sectors as of December 31, 2021
% of fund's net assets
Health Care	88.7
Information Technology	5.3
Consumer Discretionary	3.2
Consumer Staples	2.6

Asset Allocation as of December 31, 2021
* Foreign investments – 28.9%
Annual Report	6

Fidelity® Electric Vehicles and Future Transportation ETF
Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2021
% of fund's net assets
Uber Technologies, Inc.	4.7
Tesla, Inc.	4.5
NVIDIA Corp.	4.3
Intel Corp.	3.9
QUALCOMM, Inc.	3.9
Aptiv PLC	3.8
NIO, Inc. ADR	3.4
Samsung SDI Co. Ltd.	3.2
Analog Devices, Inc.	2.9
XPeng, Inc. ADR	2.8
37.4

Top Market Sectors as of December 31, 2021
% of fund's net assets
Information Technology	36.1
Consumer Discretionary	33.0
Industrials	18.4
Materials	12.4

Asset Allocation as of December 31, 2021
* Foreign investments – 44.7%
7	Annual Report

Fidelity® Clean Energy ETF
Schedule of Investments December 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 100.0%
	Shares	Value
INDUSTRIALS – 27.7%
Electrical Equipment – 27.7%
Array Technologies, Inc. (a)	20,743	$ 325,458
Ballard Power Systems, Inc.	31,011	390,108
Bloom Energy Corp. Class A (a)	17,048	373,862
China High Speed Transmission Equipment Group Co. Ltd.	248,000	178,772
CS Wind Corp.	6,097	336,970
Doosan Fuel Cell Co. Ltd.	8,494	342,975
Nordex SE	20,365	322,143
Plug Power, Inc. (a)	20,875	589,301
PowerCell Sweden AB	12,427	254,062
Siemens Gamesa Renewable Energy S.A. (a)	20,385	488,441
Sunrun, Inc. (a)	13,899	476,736
TPI Composites, Inc. (a)	14,702	219,942
Vestas Wind Systems A/S	28,698	877,581
Xinjiang Goldwind Science & Technology Co. Ltd.	155,400	303,373
TOTAL INDUSTRIALS		5,479,724
INFORMATION TECHNOLOGY – 18.1%
Electronic Equipment, Instruments & Components – 3.9%
Itron, Inc. (a)	6,469	443,256
Landis+Gyr Group AG	4,927	333,910
		777,166
Semiconductors & Semiconductor Equipment – 14.2%
Canadian Solar, Inc.	9,531	298,225
Enphase Energy, Inc. (a)	3,846	703,587
First Solar, Inc. (a)	6,052	527,492
JinkoSolar Holding Co. Ltd.	7,249	333,164
Maxeon Solar Technologies Ltd.	11,940	165,966
SMA Solar Technology AG	5,637	239,621
Xinyi Solar Holdings Ltd.	316,000	535,834
		2,803,889
TOTAL INFORMATION TECHNOLOGY		3,581,055
UTILITIES – 54.2%
Electric Utilities – 7.3%
Orsted AS	6,589	841,426
Verbund AG	5,292	595,186
		1,436,612

	Shares	Value

Independent Power and Renewable Electricity Producers – 46.9%
Atlantica Sustainable Infrastructure PLC	10,002	$ 357,672
Azure Power Global Ltd.	9,315	169,067
Boralex, Inc.	13,917	382,094
Brookfield Renewable Corp. Class A	13,269	488,993
China Datang Corp. Renewable Power Co. Ltd.	739,000	340,291
China Longyuan Power Group Corp. Ltd.	261,000	609,289
Clearway Energy, Inc. Class C	11,126	400,870
Concord New Energy Group Ltd.	2,350,000	247,169
Drax Group PLC	54,493	446,539
EDP Renovaveis S.A.	21,025	523,621
Encavis AG	19,324	341,935
ERG SpA	10,741	347,385
Falck Renewables SpA	30,496	300,329
Innergex Renewable Energy, Inc.	24,490	360,617
Meridian Energy Ltd.	139,535	463,333
Neoen S.A.	8,910	386,654
Northland Power, Inc.	18,217	547,310
Ormat Technologies, Inc.	5,501	436,229
RENOVA, Inc.	7,900	142,832
Scatec ASA	21,518	372,733
Solaria Energia y Medio Ambiente S.A.	17,604	342,730
Sunnova Energy International, Inc. (a)	12,169	339,758
TransAlta Renewables, Inc.	22,854	339,241
West Holdings Corp.	5,600	278,651
Xinyi Energy Holdings Ltd.	576,000	315,473
		9,280,815
TOTAL UTILITIES		10,717,427
TOTAL COMMON STOCKS (Cost $21,467,188)		19,778,206
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $21,467,188)		19,778,206
NET OTHER ASSETS (LIABILITIES) – 0.0%		6,143
NET ASSETS – 100.0%		$19,784,349

Legend
(a)	Non-income producing.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$—	$2,987,323	$2,987,323	$14	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Annual Report	8

Investment Valuation
The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Industrials	$ 5,479,724	$ 5,479,724	$ —	$ —
Information Technology	3,581,055	3,581,055	—	—
Utilities	10,717,427	10,717,427	—	—
Total Investments in Securities:	$ 19,778,206	$ 19,778,206	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	26.9%
China	12.3%
Canada	11.7%
Denmark	8.7%
Spain	6.8%
Germany	4.6%
United Kingdom	4.1%
South Korea	3.4%
Italy	3.3%
Austria	3.0%
New Zealand	2.3%
Hong Kong	2.2%
Japan	2.1%
France	2.0%
Norway	1.9%
Switzerland	1.7%
Sweden	1.3%
Others (Individually Less Than 1%)	1.7%
100.0%
See accompanying notes which are an integral part of the financial statements.
9	Annual Report

Fidelity® Cloud Computing ETF
Schedule of Investments December 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 100.0%
	Shares	Value
INFORMATION TECHNOLOGY – 91.9%
Communications Equipment – 1.1%
Netscout Systems, Inc. (a)	6,829	$ 225,903
IT Services – 15.2%
Atos SE	5,914	251,463
DigitalOcean Holdings, Inc.	1,990	159,857
MongoDB, Inc. (a)	1,016	537,819
Shopify, Inc. Class A (a)	588	810,762
Snowflake, Inc. Class A (a)	1,877	635,834
SolarWinds Corp.	9,317	132,208
Twilio, Inc. Class A (a)	2,063	543,270
		3,071,213
Software – 65.0%
Alteryx, Inc. Class A (a)	3,753	227,057
Anaplan, Inc. (a)	6,737	308,891
Atlassian Corp. PLC Class A (a)	1,551	591,381
Avaya Holdings Corp. (a)	9,497	188,041
Box, Inc. Class A (a)	9,438	247,181
C3.ai, Inc. (a)	6,626	207,063
Citrix Systems, Inc.	4,173	394,724
CommVault Systems, Inc. (a)	3,512	242,047
Coupa Software, Inc. (a)	2,063	326,057
Datadog, Inc. Class A (a)	3,156	562,115
Datto Holding Corp.	5,425	142,949
Dropbox, Inc. Class A (a)	12,166	298,554
Dynatrace, Inc. (a)	5,872	354,375
Elastic N.V. (a)	2,675	329,266
Five9, Inc. (a)	2,386	327,646
HubSpot, Inc. (a)	644	424,493
Kingdee International Software Group Co. Ltd.	105,000	323,230
MicroStrategy, Inc. Class A (a)	397	216,163
New Relic, Inc. (a)	2,700	296,892
Nice Ltd. (a)	1,401	428,393
Nutanix, Inc. Class A (a)	8,919	284,159
Open Text Corp.	7,718	366,852
Pegasystems, Inc.	2,319	259,311
Qualtrics International, Inc. (a)	6,848	242,419
Salesforce.com, Inc. (a)	3,418	868,616

	Shares	Value

SAP SE	6,266	$ 889,999
ServiceNow, Inc. (a)	1,244	807,493
Splunk, Inc. (a)	3,563	412,310
Teradata Corp. (a)	6,073	257,920
The Sage Group PLC	34,113	393,938
UiPath, Inc. (a)	8,005	345,256
VMware, Inc. Class A (a)	3,808	441,271
Workday, Inc. Class A (a)	2,157	589,249
Zoom Video Communications, Inc. Class A (a)	2,808	516,419
		13,111,730
Technology Hardware, Storage & Peripherals – 10.6%
Hewlett Packard Enterprise Co.	27,995	441,481
NetApp, Inc.	4,694	431,801
Pure Storage, Inc. Class A (a)	10,003	325,598
Seagate Technology Holdings PLC	4,144	468,189
Western Digital Corp. (a)	7,079	461,622
		2,128,691
TOTAL INFORMATION TECHNOLOGY		18,537,537
REAL ESTATE – 8.1%
Equity Real Estate Investment Trusts (REITs) – 8.1%
CyrusOne, Inc.	3,883	348,383
Digital Realty Trust, Inc.	3,385	598,705
Equinix, Inc.	809	684,284
TOTAL REAL ESTATE		1,631,372
TOTAL COMMON STOCKS (Cost $20,937,677)		20,168,909
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $20,937,677)		20,168,909
NET OTHER ASSETS (LIABILITIES) – 0.0%		9,722
NET ASSETS – 100.0%		$20,178,631

Legend
(a)	Non-income producing.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$—	$926,935	$926,935	$4	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Annual Report	10

Investment Valuation
The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Information Technology	$ 18,537,537	$ 18,537,537	$ —	$ —
Real Estate	1,631,372	1,631,372	—	—
Total Investments in Securities:	$ 20,168,909	$ 20,168,909	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	77.5%
Canada	5.9%
Germany	4.4%
Australia	2.9%
Ireland	2.3%
Israel	2.1%
United Kingdom	2.0%
Cayman Islands	1.6%
France	1.3%
100.0%
See accompanying notes which are an integral part of the financial statements.
11	Annual Report

Fidelity® Digital Health ETF
Schedule of Investments December 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 3.2%
Household Durables – 0.8%
Vuzix Corp. (a)	11,115	$ 96,367
Internet & Direct Marketing Retail – 2.4%
JD Health International, Inc.	34,200	269,562
TOTAL CONSUMER DISCRETIONARY		365,929
CONSUMER STAPLES – 2.6%
Food & Staples Retailing – 2.6%
Shop Apotheke Europe N.V.	1,073	138,250
Zur Rose Group AG	591	152,753
TOTAL CONSUMER STAPLES		291,003
HEALTH CARE – 88.7%
Health Care Equipment & Supplies – 41.0%
Axonics, Inc. (a)	3,352	187,712
Cochlear Ltd.	1,928	302,947
Demant A/S	4,908	251,469
DexCom, Inc. (a)	898	482,181
Fisher & Paykel Healthcare Corp. Ltd.	14,329	321,387
ICU Medical, Inc. (a)	990	234,967
Inogen, Inc. (a)	3,750	127,500
Insulet Corp. (a)	1,280	340,569
Integra LifeSciences Holdings Corp. (a)	3,561	238,551
Intuitive Surgical, Inc. (a)	1,537	552,244
iRhythm Technologies, Inc. (a)	1,888	222,199
Nevro Corp. (a)	2,191	177,624
ResMed, Inc.	1,775	462,352
Sonova Holding AG	1,003	393,869
Tandem Diabetes Care, Inc. (a)	2,136	321,511
		4,617,082
Health Care Providers & Services – 10.0%
Apollo Medical Holdings, Inc. (a)	2,295	168,636
CorVel Corp. (a)	855	177,840
Ping An Healthcare and Technology Co. Ltd.	47,000	170,908
Premier, Inc. Class A	6,075	250,108
R1 RCM, Inc. (a)	8,320	212,077
Tivity Health, Inc. (a)	5,654	149,492
		1,129,061
Health Care Technology – 37.7%
Alibaba Health Information Technology Ltd.	228,000	192,722
Allscripts Healthcare Solutions, Inc. (a)	10,480	193,356
American Well Corp. Class A (a)	22,354	135,018
Cerner Corp.	5,241	486,732
Change Healthcare, Inc. (a)	11,292	241,423
CompuGroup Medical SE & Co. KgaA	2,279	184,398
Computer Programs & Systems, Inc. (a)	3,456	101,261

	Shares	Value

Health Catalyst, Inc. (a)	4,120	$ 163,234
Inspire Medical Systems, Inc. (a)	1,113	256,057
JMDC, Inc.	2,200	163,918
Medical Data Vision Co. Ltd.	7,800	84,398
Multiplan Corp. (a)	32,672	144,737
NextGen Healthcare, Inc. (a)	8,149	144,971
OptimizeRx Corp. (a)	2,253	139,934
Phreesia, Inc. (a)	3,431	142,935
Pro Medicus Ltd.	4,259	193,346
Sectra AB	8,305	183,641
Teladoc Health, Inc. (a)	3,502	321,554
Veeva Systems, Inc. Class A (a)	1,715	438,148
Vocera Communications, Inc. (a)	2,919	189,268
Yidu Tech, Inc.	54,000	145,800
		4,246,851
TOTAL HEALTH CARE		9,992,994
INFORMATION TECHNOLOGY – 5.3%
IT Services – 1.0%
Infocom Corp.	5,800	109,901
Software – 4.3%
Model N, Inc. (a)	4,819	144,715
Nuance Communications, Inc. (a)	6,183	342,043
		486,758
TOTAL INFORMATION TECHNOLOGY		596,659
TOTAL COMMON STOCKS (Cost $11,552,367)		11,246,585
Money Market Fund – 0.2%

Fidelity Cash Central Fund, 0.08% (b) (Cost $18,419)	18,416	18,419
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $11,570,786)		11,265,004
NET OTHER ASSETS (LIABILITIES) – 0.0%		59
NET ASSETS – 100.0%		$ 11,265,063

Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
See accompanying notes which are an integral part of the financial statements.
Annual Report	12

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$—	$145,863	$127,444	$1	$—	$—	$18,419	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Consumer Discretionary	$ 365,929	$ 365,929	$ —	$ —
Consumer Staples	291,003	291,003	—	—
Health Care	9,992,994	9,992,994	—	—
Information Technology	596,659	596,659	—	—
Money Market Fund	18,419	18,419	—	—
Total Investments in Securities:	$ 11,265,004	$ 11,265,004	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	71.1%
China	5.2%
Switzerland	4.9%
Australia	4.4%
Japan	3.2%
New Zealand	2.9%
Denmark	2.2%
Bermuda	1.7%
Germany	1.6%
Sweden	1.6%
Netherlands	1.2%
100.0%
See accompanying notes which are an integral part of the financial statements.
13	Annual Report

Fidelity® Electric Vehicles and Future Transportation ETF
Schedule of Investments December 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
CONSUMER DISCRETIONARY – 33.0%
Auto Components – 19.0%
Aptiv PLC (a)	10,681	$ 1,761,831
Faurecia SE	20,584	979,162
Gentex Corp.	29,094	1,013,926
Hella GmbH & Co. KGaA	3,696	260,591
Hella GmbH & Co. KGaA	6,670	452,073
Lear Corp.	6,200	1,134,290
Luminar Technologies, Inc. (a)	47,715	806,861
Valeo S.A.	31,371	948,244
Veoneer, Inc. (a)	21,483	762,217
Visteon Corp. (a)	6,516	724,188
		8,843,383
Automobiles – 14.0%
Arcimoto, Inc.	34,158	265,749
ElectraMeccanica Vehicles Corp.	117,745	268,459
Li Auto, Inc. ADR (a)	30,849	990,253
NIO, Inc. ADR (a)	50,574	1,602,184
Tesla, Inc. (a)	1,989	2,101,936
XPeng, Inc. ADR (a)	25,591	1,287,995
		6,516,576
TOTAL CONSUMER DISCRETIONARY		15,359,959
INDUSTRIALS – 18.4%
Electrical Equipment – 11.2%
Ballard Power Systems, Inc.	54,209	681,931
Blink Charging Co. (a)	15,075	399,638
Bloom Energy Corp. Class A (a)	29,799	653,492
ChargePoint Holdings, Inc.	33,960	646,938
Doosan Fuel Cell Co. Ltd.	14,833	598,935
FuelCell Energy, Inc. (a)	84,596	439,899
Plug Power, Inc. (a)	36,486	1,030,000
PowerCell Sweden AB	21,712	443,888
Romeo Power, Inc. (a)	92,869	338,972
		5,233,693
Road & Rail – 7.2%
Lyft, Inc. Class A (a)	27,749	1,185,715
Uber Technologies, Inc. (a)	51,708	2,168,116
		3,353,831
TOTAL INDUSTRIALS		8,587,524
INFORMATION TECHNOLOGY – 36.1%
Electronic Equipment, Instruments & Components – 4.0%
Samsung SDI Co. Ltd.	2,720	1,498,717
Velodyne Lidar, Inc. (a)	77,727	360,653
		1,859,370
Semiconductors & Semiconductor Equipment – 32.1%
Allegro MicroSystems, Inc. (a)	11,374	411,511
Ambarella, Inc. (a)	2,904	589,193

	Shares	Value

ams AG (a)	28,417	$ 517,566
Analog Devices, Inc.	7,636	1,342,180
CEVA, Inc. (a)	6,820	294,897
Infineon Technologies AG	25,682	1,190,419
Intel Corp.	35,520	1,829,280
Melexis N.V.	3,352	399,486
NVIDIA Corp.	6,715	1,974,949
NXP Semiconductors N.V.	5,245	1,194,706
ON Semiconductor Corp. (a)	14,395	977,708
QUALCOMM, Inc.	9,905	1,811,327
SiTime Corp. (a)	1,678	490,882
Skyworks Solutions, Inc.	5,838	905,707
STMicroelectronics N.V.	19,867	988,659
		14,918,470
TOTAL INFORMATION TECHNOLOGY		16,777,840
MATERIALS – 12.4%
Chemicals – 8.9%
Albemarle Corp.	4,698	1,098,252
Chunbo Co. Ltd.	1,973	578,581
LG Chem Ltd.	1,985	1,026,940
Livent Corp. (a)	28,885	704,216
SK IE Technology Co. Ltd.	5,224	738,281
		4,146,270
Metals & Mining – 3.5%
Allkem Ltd.	117,760	890,421
Ganfeng Lithium Co. Ltd.	46,800	736,549
		1,626,970
TOTAL MATERIALS		5,773,240
TOTAL COMMON STOCKS (Cost $48,085,354)		46,498,563
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 0.08% (b) (Cost $19,901)	19,897	19,901
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $48,105,255)		46,518,464
NET OTHER ASSETS (LIABILITIES) – 0.0%		6,785
NET ASSETS – 100.0%		$46,525,249

Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

See accompanying notes which are an integral part of the financial statements.
Annual Report	14

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.08%	$—	$4,386,107	$4,366,206	$13	$—	$—	$19,901	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Consumer Discretionary	$ 15,359,959	$ 15,359,959	$ —	$ —
Industrials	8,587,524	8,587,524	—	—
Information Technology	16,777,840	16,777,840	—	—
Materials	5,773,240	5,773,240	—	—
Money Market Fund	19,901	19,901	—	—
Total Investments in Securities:	$ 46,518,464	$ 46,518,464	$ —	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	55.3%
South Korea	9.6%
China	6.5%
France	4.1%
Germany	4.1%
United Kingdom	3.8%
Cayman Islands	3.4%
Sweden	2.6%
Netherlands	2.6%
Switzerland	2.1%
Canada	2.0%
Australia	1.9%
Austria	1.1%
Others (Individually Less Than 1%)	0.9%
100.0%
See accompanying notes which are an integral part of the financial statements.
15	Annual Report

Financial Statements
Statements of Assets and Liabilities
December 31, 2021 (Unaudited)
	Fidelity Clean Energy ETF	Fidelity Cloud Computing ETF	Fidelity Digital Health ETF	Fidelity Electric Vehicles and Future Transportation ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$19,778,206	$20,168,909	$11,246,585	$46,498,563
Fidelity Central Funds	—	—	18,419	19,901
Total Investments in Securities	$19,778,206	$20,168,909	$11,265,004	$46,518,464
Cash	3,436	861	—	—
Foreign currency held at value (cost $2,547, $2,341, $1,633 and $1,153, respectively)	2,571	2,378	1,644	1,174
Dividends receivable	6,669	12,958	1,720	19,529
Distributions receivable from Fidelity Central Funds	2	—	1	3
Total assets	19,790,884	20,185,106	11,268,369	46,539,170
Liabilities
Accrued management fees	6,535	6,475	3,306	13,921
Total liabilities	6,535	6,475	3,306	13,921
Net Assets	$19,784,349	$20,178,631	$11,265,063	$46,525,249
Net Assets consist of:
Paid in capital	$21,727,169	$21,083,683	$11,559,219	$48,120,128
Total accumulated earnings (loss)	(1,942,820)	(905,052)	(294,156)	(1,594,879)
Net Assets	$19,784,349	$20,178,631	$11,265,063	$46,525,249
Shares outstanding	800,000	800,000	450,000	1,700,000
Net Asset Value per share	$ 24.73	$ 25.22	$ 25.03	$ 27.37
Investments at cost – Unaffiliated issuers	$21,467,188	$20,937,677	$11,552,367	$48,085,354
Investments at cost – Fidelity Central Funds	—	—	18,419	19,901
Investments at cost	$21,467,188	$20,937,677	$11,570,786	$48,105,255
See accompanying notes which are an integral part of the financial statements.
Annual Report	16

Statements of Operations
For the six months ended December 31, 2021 (Unaudited)
	Fidelity Clean Energy ETFA	Fidelity Cloud Computing ETFA	Fidelity Digital Health ETFA	Fidelity Electric Vehicles and Future Transportation ETFA
Investment Income
Dividends	$ 22,964	$ 18,337	$ 5,778	$ 48,709
Non-Cash dividends	—	—	458	—
Special dividends	—	21,175	—	—
Income from Fidelity Central Funds	14	4	1	13
Income before foreign taxes withheld	22,978	39,516	6,237	48,722
Less foreign taxes withheld	(2,298)	—	—	(4,894)
Total income	20,680	39,516	6,237	43,828
Expenses
Management fees	13,220	14,549	7,649	26,241
Independent trustees' fees and expenses	5	6	3	9
Total expenses	13,225	14,555	7,652	26,250
Net investment income (loss)	7,455	24,961	(1,415)	17,578
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(249,913)	(135,494)	13,126	(504,837)
Net realized gain (loss) on In-kind redemptions	—	—	—	495,282
Net realized gain (loss) on futures contracts	—	1,460	—	—
Net realized gain (loss) on foreign currency transactions	(3,449)	(48)	(95)	2,048
Total net realized gain (loss)	(253,362)	(134,082)	13,031	(7,507)
Change in net unrealized appreciation (depreciation) on investment securities	(1,688,982)	(768,768)	(305,782)	(1,586,791)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	69	37	10	(9)
Total change in net unrealized appreciation (depreciation)	(1,688,913)	(768,731)	(305,772)	(1,586,800)
Net gain (loss)	(1,942,275)	(902,813)	(292,741)	(1,594,307)
Net increase (decrease) in net assets resulting from operations	$(1,934,820)	$(877,852)	$(294,156)	$(1,576,729)

A	For the period October 5, 2021 (commencement of operations) to December 31, 2021.
See accompanying notes which are an integral part of the financial statements.
17	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Clean Energy ETF	Fidelity Cloud Computing ETF	Fidelity Digital Health ETF	Fidelity Electric Vehicles and Future Transportation ETF
	Six months ended December 31, 2021A (Unaudited)	Six months ended December 31, 2021A (Unaudited)	Six months ended December 31, 2021A (Unaudited)	Six months ended December 31, 2021A (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,455	$ 24,961	$ (1,415)	$ 17,578
Net realized gain (loss)	(253,362)	(134,082)	13,031	(7,507)
Change in net unrealized appreciation (depreciation)	(1,688,913)	(768,731)	(305,772)	(1,586,800)
Net increase (decrease) in net assets resulting from operations	(1,934,820)	(877,852)	(294,156)	(1,576,729)
Distributions to shareholders	(8,000)	(27,200)	—	(18,150)
Share transactions
Proceeds from sales of shares	21,727,169	21,083,683	11,559,219	52,098,695
Cost of shares redeemed	—	—	—	(3,978,567)
Net increase (decrease) in net assets resulting from share transactions	21,727,169	21,083,683	11,559,219	48,120,128
Total increase (decrease) in net assets	19,784,349	20,178,631	11,265,063	46,525,249
Net Assets
Beginning of period	—	—	—	—
End of period	$19,784,349	$20,178,631	$11,265,063	$46,525,249
Other Information
Shares
Sold	800,000	800,000	450,000	1,850,000
Redeemed	—	—	—	(150,000)
Net increase (decrease)	800,000	800,000	450,000	1,700,000

A	For the period October 5, 2021 (commencement of operations) to December 31, 2021.
See accompanying notes which are an integral part of the financial statements.
Annual Report	18

Financial Highlights
Fidelity Clean Energy ETF
Six months ended December 31, 2021A (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 25.12
Income from Investment Operations
Net investment income (loss)B	0.01
Net realized and unrealized gain (loss)	(0.39)
Total from investment operations	(0.38)
Distributions from net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$ 24.73
Total ReturnC,D	(1.49)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%
Expenses net of fee waivers, if any	.39%
Expenses net of all reductions	.39%
Net investment income (loss)	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$19,784
Portfolio turnover rateG,H,I	12%

A	For the period October 5, 2021 (commencement of operations) to December 31, 2021.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Annualized.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Amount not annualized.
I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
19	Annual Report

Financial Statements  – continued
Financial Highlights
Fidelity Cloud Computing ETF
Six months ended December 31, 2021A (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 25.20
Income from Investment Operations
Net investment income (loss)B	0.04 C
Net realized and unrealized gain (loss)	0.01 D
Total from investment operations	0.05
Distributions from net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$ 25.22
Total ReturnE,F	0.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	.39%
Expenses net of fee waivers, if any	.39%
Expenses net of all reductions	.39%
Net investment income (loss)	.24% C
Supplemental Data
Net assets, end of period (000 omitted)	$20,179
Portfolio turnover rateI,J,K	10%

A	For the period October 5, 2021 (commencement of operations) to December 31, 2021.
B	Calculated based on average shares outstanding during the period.
C	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.10%.
D	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
E	Based on net asset value.
F	Total returns for periods of less than one year are not annualized.
G	Annualized.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	20

Financial Highlights
Fidelity Digital Health ETF
Six months ended December 31, 2021A (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 25.10
Income from Investment Operations
Net investment income (loss)B	(—) C
Net realized and unrealized gain (loss)	(0.07)
Total from investment operations	(0.07)
Net asset value, end of period	$ 25.03
Total ReturnD,E	(0.27)%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.39%
Expenses net of fee waivers, if any	.39%
Expenses net of all reductions	.39%
Net investment income (loss)	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,265
Portfolio turnover rateI,J,K	12%

A	For the period October 5, 2021 (commencement of operations) to December 31, 2021.
B	Calculated based on average shares outstanding during the period.
C	Amount represents less than $0.005 per share.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
21	Annual Report

Financial Statements  – continued
Financial Highlights
Fidelity Electric Vehicles and Future Transportation ETF
Six months ended December 31, 2021A (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 25.20
Income from Investment Operations
Net investment income (loss)B	0.02
Net realized and unrealized gain (loss)	2.16 C
Total from investment operations	2.18
Distributions from net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$ 27.37
Total ReturnD,E	8.67%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.39%
Expenses net of fee waivers, if any	.39%
Expenses net of all reductions	.39%
Net investment income (loss)	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$46,525
Portfolio turnover rateI,J,K	9%

A	For the period October 5, 2021 (commencement of operations) to December 31, 2021.
B	Calculated based on average shares outstanding during the period.
C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Notes to Financial Statements
For the period ended December 31, 2021 (Unaudited)
1. Organization.
Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Digital Health ETF and Fidelity Electric Vehicles and Future Transportation ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
For Fidelity Clean Energy ETF, clean energy companies are subject to various risks, including fluctuations in commodity prices and/or interest rates, obsolescence of existing technology, short product cycles, changes in governmental and environmental regulations and enforcement policies, changes in U.S. and foreign government policies, including tax incentives and government subsidies, reduced availability of clean energy sources or other commodities, and extreme weather or other natural disasters.
For Fidelity Cloud Computing ETF, cloud computing companies are subject to various risks, including those associated with limited operating history, product lines, markets, financial resources or personnel, changes in business cycles, intense competition, potentially rapid product obsolescence, disruptions in service, changes in regulation, and cybersecurity attacks and other types of theft.
For Fidelity Digital Health ETF, digital health companies are subject to various risks, including competition, potentially rapid product obsolescence, increasing regulatory scrutiny, changes in government regulatory requirements, regulatory approval for new drugs and medical products, changes in business cycles, vulnerability to cybersecurity breaches, and unexpected events such as pandemics.
For Fidelity Electric Vehicles and Future Transportation ETF, electric vehicles and future transportation companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, production delays, changes in governmental regulation, and litigation based on product liability claims.
Although each Fund’s underlying index uses a rules-based proprietary index methodology that seeks to identify such companies, there is no guarantee that this methodology will be successful.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
23	Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX). Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the
Annual Report	24

3. Significant Accounting Policies – continued

ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund.Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Clean Energy ETF	$ 21,511,927	$ 284,421	$ (2,018,142)	$ (1,733,721)
Fidelity Cloud Computing ETF	20,940,816	816,229	(1,588,136)	(771,907)
Fidelity Digital Health ETF	11,581,093	493,520	(809,609)	(316,089)
Fidelity Electric Vehicles and Future Transportation ETF	48,139,301	1,055,052	(2,675,889)	(1,620,837)
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
25	Annual Report

Notes to Financial Statements  – continued
4. Derivative Instruments – continued

Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Clean Energy ETF	5,592,267	1,941,735
Fidelity Cloud Computing ETF	2,109,772	1,848,544
Fidelity Digital Health ETF	1,605,983	1,150,677
Fidelity Electric Vehicles and Future Transportation ETF	8,895,644	3,062,177
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions ($)	In-kind Redemptions ($)
Fidelity Clean Energy ETF	18,066,569	—
Fidelity Cloud Computing ETF	20,844,391	—
Fidelity Digital Health ETF	11,084,228	—
Fidelity Electric Vehicles and Future Transportation ETF	46,165,237	3,903,794
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund’s average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Fee Rate
Fidelity Clean Energy ETF	.39%
Fidelity Cloud Computing ETF	.39%
Fidelity Digital Health ETF	.39%
Fidelity Electric Vehicles and Future Transportation ETF	.39%
Sub-Adviser. Geode Capital Management, LLC (Geode) serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.
Annual Report	26

6. Fees and Other Transactions with Affiliates – continued

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
27	Annual Report

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 5, 2021 to December 31, 2021). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value	Ending Account Value December 31, 2021	Expenses Paid During Period
Fidelity Clean Energy ETF	0.39%
Actual		$ 1,000.00	$ 985.10	$ 0.92B
Hypothetical C		$ 1,000.00	$ 1,023.24	$ 1.99D
Fidelity Cloud Computing ETF	0.39%
Actual		$ 1,000.00	$ 1,002.20	$ 0.93B
Hypothetical C		$ 1,000.00	$ 1,023.24	$ 1.99D
Fidelity Digital Health ETF	0.39%
Actual		$ 1,000.00	$ 997.30	$ 0.93B
Hypothetical C		$ 1,000.00	$ 1,023.24	$ 1.99D
Fidelity Electric Vehicles And Future Transportation ETF	0.39%
Actual		$ 1,000.00	$ 1,086.70	$ 0.97B
Hypothetical C		$ 1,000.00	$ 1,023.24	$ 1.99D

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 87/365 (to reflect the period October 5, 2021 to December 31, 2021).
C	5% return per year before expenses.
D	Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Annual Report	28

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Clean Energy ETF
Fidelity Cloud Computing ETF
Fidelity Digital Health ETF
Fidelity Electric Vehicles and Future Transportation ETF
At its July 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (together, the Advisory Contracts) with Geode Capital Management, LLC (Geode) for the funds. FMR and the sub-adviser are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and Geode’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity’s global investment organization. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity’s investments in business continuity planning, and its success in continuously providing services to the Fidelity funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund’s Advisory Contracts. The Board considered Geode’s experience in managing certain existing Fidelity factor-based ETFs and equity index mutual funds.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered each fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that each fund’s proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each fund is below the median of those funds and classes used by the Board for management fee comparisons.
Based on its review, the Board concluded that each fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
29	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be approved.
Annual Report	30

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31	Annual Report

CEE-SANN-0322
1.9903829.100

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a) (1)	Not applicable.

(a) (2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a) (3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 18, 2022

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 18, 2022